Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of company's grants under the Plan
Date of grant	Options amount	Exercise price (in NIS)	Fair value at the date of grant (U.S. dollars in thousands) (2)	Volatility (3)	Risk free interest	Expected term (in years)

2022
March 13, 2022	84,000	2.48	59	93.01%	2.08%	10
May 30, 2022	323,000	0.00-2.14	125	92.55%	2.57%	10
August 31, 2022	228,000	1.79	63	91.14%	2.97%	10
November 28, 2022	1,673,060	1.27	295	91.09%	3.30%	10
December 19, 2022	1,020,000	1.51	116	90.78%	3.37%	10
December 21, 2022	20,000	1.07	2	90.78%	3.47%	10

2021
March 7, 2021	298,755	6.27	267	97.59%	1.27%	10
April 13, 2021	110,000	5.20	94	97.42%	0.50%-1.18%	5-10
August 25, 2021	1,657,572	4.00	1,117	94.98% - 106.19%	0.17%-1.14%	3-10
September 19, 2021	483,750	4.60	291	94.56%	1.24%	10
October 6, 2021	12,500	4.00	8	106.19%	0.17%	3
October 17, 2021	12,500	4.00	8	106.19%	0.17%	3

2020
February 25, 2020 (1)	13,171	0.04	27	-	-	3
May 26, 2020 (1)	7,672	0.00	10	-	-	3
August 2, 2020	1,282,250	0.00-6.04	1,341	99.89% - 109.54%	0.16%-0.71%	3-10
August 30, 2020	7,500	5.23	5	99.08%	0.74%	10
September 15, 2020	911,250	6.04	483	98.66% - 120.99%	0.07%-0.82%	1.5-10
December 23, 2020 (1)	10,560	0.00	13	-	-	3

(1)	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.

(2)	The early exercise multiple used for the fair value calculations for grants during 2022, 2021 and 2020 is 2.5 for each offeree.

(3)	Volatility is based on volatility data of the traded share price of the Company.

Schedule of share options outstanding and weighted average exercise prices
	2022		2021		2020
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)

Outstanding at beginning of year:	4,235,525	1.52	2,206,321	2.00	6,532	248
Granted	3,348,060	0.40	2,575,077	1.31	2,232,403	1.20
Exercised	(46,561)	-	(69,807)	-	(6,282)	-
Forfeited	(277,196)	1.51	(472,898)	1.23	(26,250)	1.60
Expired	(258,028)	4.52	(3,168)	19.75	(82)	1,042
Outstanding at end of year	7,001,800	0.88	4,235,525	1.52	2,206,321	2.00
Exercisable at end of year	2,087,181	1.31	883,567	2.19	147,729	6.00

Schedule of information about exercise price and remaining contractual life of options outstanding
	2022		2021		2020
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)

0.00-0.01	589,668	0.15-9.42	506,231	1.15-9.65	622,621	1.15-8.59
0.31-0.76	3,118,060	9.20-9.97	-	-	-	-
1.23-1.89	3,294,072	0.59-8.65	3,722,972	1.58-9.65	1,577,250	8.59-8.71
46.62-1,554.54	-	-	6,322	0.08-6.47	6,450	0.75-6.47
	7,001,800		4,235,525		2,206,321

Schedule of expenses recognized in the financial statements
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Share-based payment plans	1,679	2,356	742